Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
	Three months ended March 31, 2019			Three months ended March 31, 2018
	United States	International	Total	United States	International	Total

Product	$17,678	$46,887	$64,565	$116,447	$122,121	$238,568
License fees	6,250	100,000	106,250	6,250	77,866	84,116
Other Revenue	-	7,148	7,148	-	21,588	21,588
	$23,928	$154,035	$177,963	$122,697	$221,575	$344,272

	Year ended December 31, 2018			Year ended December 31, 2017
	United States	International	Total	United States	International	Total

Product	$209,842	$739,759	$949,601	$-	$456,765	$456,765
License fees	25,000	794,696	819,696	25,000	210,878	235,878
Other Revenue	-	80,763	80,763	-	45,884	45,884
	$234,842	$1,615,218	$1,850,060	$25,000	$713,527	$738,527